UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06292
UBS Investment Trust
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of Investments — May 31, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—67.30%
Aerospace & Defense—2.00%
31,300	Esterline Technologies Corp. (1)*	1,217,570
173,800	Lockheed Martin Corp. (1)	11,277,882
156,900	Northrop Grumman Corp. (1)	8,742,468
22,808	Triumph Group, Inc. *	809,228
		22,047,148

Air Freight & Couriers—0.25%
30,700	FedEx Corp.	2,745,194

Airlines—0.14%
75,600	AMR Corp. (1)*	975,240
59,100	Pinnacle Airlines Corp. (1)*	579,180
		1,554,420

Auto Components—0.78%
21,100	American Axle & Manufacturing Holdings, Inc.	436,770
145,100	Johnson Controls, Inc.	8,221,366
		8,658,136

Banks—5.21%
8,700	Accredited Home Lenders Holding Co. (1)*	365,139
29,700	Boston Private Financial Holdings, Inc.	727,056
31,200	Colonial BancGroup, Inc.	695,448
18,600	Cullen/Frost Bankers, Inc.	829,746
210,538	Fifth Third Bancorp	8,973,130
474,100	Mellon Financial Corp.	13,161,016
76,400	Ocwen Financial Corp. (1)*	552,372
164,600	PNC Financial Services Group (1)	8,995,390
15,600	South Financial Group, Inc.	425,100
11,900	Trustmark Corp.	339,983
373,100	Wells Fargo & Co.	22,538,971
		57,603,351

Biotechnology—1.36%
16,300	Connetics Corp. (1)*	363,001
8,800	Digene Corp. (1)*	221,408
184,400	Genzyme Corp. (1)*	11,504,716
289,700	Millennium Pharmaceuticals, Inc. (1)*	2,424,789
10,900	Protein Design Labs, Inc. *	208,190
55,200	Seattle Genetics, Inc. (1)*	266,616
		14,988,720

Building Products—1.49%
15,900	Apogee Enterprises, Inc.	222,441
507,900	Masco Corp. (1)	16,262,958
		16,485,399

Chemicals—0.03%
9,500	Lubrizol Corp.	374,015

Commercial Services & Supplies—0.34%
98,400	Cendant Corp.	2,087,064
19,200	Coinstar, Inc. (1)*	363,648
57,500	McGrath Rentcorp.	1,325,375
		3,776,087

Number of
Shares		Value ($)

Communications Equipment—0.31%
7,100	Black Box Corp. (1)	244,098
45,600	Harris Corp. (1)	1,310,544
34,900	Plantronics, Inc. (1)	1,201,258
48,700	Tekelec (1)*	662,807
		3,418,707

Computers & Peripherals—0.82%
401,900	Hewlett-Packard Co. (1)	9,046,769

Construction Materials—1.06%
192,536	Martin Marietta Materials, Inc.	11,754,323

Diversified Financials—7.98%
64,400	Apollo Investment Corp.	1,055,516
683,486	Citigroup, Inc.	32,199,025
255,200	Federal Home Loan Mortgage Corp. (1)	16,598,208
9,400	IndyMac Bancorp, Inc. (1)	386,810
475,400	J.P. Morgan Chase & Co.	16,995,550
44,000	Jackson Hewitt Tax Service, Inc.	910,800
384,150	Morgan Stanley	18,807,984
30,000	National Financial Partners Corp.	1,147,200
		88,101,093

Diversified Telecommunication Services—0.80%
376,300	SBC Communications, Inc.	8,797,894

Electric Utilities—3.58%
6,466	ALLETE, Inc. (1)	310,368
189,100	American Electric Power Co., Inc.	6,748,979
363,200	Exelon Corp. (1)	17,015,920
254,591	FirstEnergy Corp. (1)	11,278,382
10,400	Hawaiian Electric Industries, Inc.	268,320
42,573	NGP Capital Resources Co.	650,941
147,800	Pepco Holdings, Inc.	3,331,412
		39,604,322

Electrical Equipment—0.05%
32,600	Ultralife Batteries, Inc. (1)*	532,032

Electronic Equipment & Instruments—1.11%
34,000	Methode Electronics, Inc.	405,960
159,100	Mettler-Toledo International, Inc. (1)*	7,795,900
47,300	Newport Corp. *	664,565
27,900	Park Electrochemical Corp.	647,280
43,100	Regal-Beloit Corp. (1)	1,107,670
41,200	Waters Corp. *	1,600,620
		12,221,995

Energy Equipment & Services—0.46%
71,400	Baker Hughes, Inc.	3,297,966
29,800	Oceaneering International, Inc. *	1,087,700
23,700	Offshore Logistics, Inc. *	742,284
		5,127,950

Food & Drug Retailing—1.93%
52,300	7-Eleven, Inc. (1)*	1,561,155
514,800	Albertson’s, Inc. (1)	10,805,652
536,900	Kroger Co. (1)*	9,003,813
		21,370,620

Food Products—0.05%
29,500	Hain Celestial Group, Inc. *	531,000

Number of
Shares		Value ($)

Gas Utilities—1.05%
188,300	NiSource, Inc. (1)	4,538,030
179,400	Sempra Energy (1)	7,116,798
		11,654,828

Health Care Equipment & Supplies—0.69%
66,500	Candela Corp. *	680,295
6,422	Cooper Cos., Inc.	424,173
6,100	Diagnostic Products Corp.	265,594
97,100	Medtronic, Inc. (1)	5,219,125
16,000	Mentor Corp. (1)	654,560
14,700	Zoll Medical Corp. *	348,978
		7,592,725

Health Care Providers & Services—3.28%
49,500	Caremark Rx, Inc. *	2,210,670
16,100	LifePoint Hospitals, Inc. *	724,178
13,800	Molina Healthcare, Inc. *	590,640
31,900	Odyssey Healthcare, Inc. *	422,994
14,400	RehabCare Group, Inc. *	400,176
24,150	Renal Care Group, Inc. *	1,116,696
427,200	UnitedHealth Group, Inc.	20,753,376
75,700	WellPoint, Inc. *	10,068,100
		36,286,830

Hotels, Restaurants & Leisure—0.52%
107,900	Carnival Corp. (1)	5,707,910

Household Durables—0.20%
51,000	Department 56, Inc. *	569,160
17,100	Furniture Brands International, Inc. (1)	343,881
10,200	Ryland Group, Inc. (1)	698,700
15,200	Snap-On, Inc. (1)	524,552
4,100	Yankee Candle Co., Inc. *	129,355
		2,265,648

Household Products—0.87%
149,100	Kimberly Clark Corp. (1)	9,591,603

Insurance—2.83%
142,700	AFLAC, Inc.	5,929,185
145,100	Allstate Corp. (1)	8,444,820
141,200	American International Group, Inc.	7,843,660
14,900	AmerUs Group Co. (1)	709,091
102,200	Hartford Financial Services Group, Inc. (1)	7,643,538
14,500	Selective Insurance Group, Inc. (1)	697,885
		31,268,179

Internet Software & Services—0.88%
364,800	IAC/InterActiveCorp (1)*	8,937,600
65,600	iVillage, Inc. (1)*	395,568
165,100	Tumbleweed Communications Corp. *	363,220
		9,696,388

IT Consulting & Services—0.02%
35,400	BearingPoint, Inc. (1)*	231,870

Machinery—1.50%
26,900	Gardner Denver, Inc. *	1,031,615
177,100	Illinois Tool Works, Inc. (1)	14,952,553
19,900	Nordson Corp.	618,691
		16,602,859

Media—4.98%
20,600	ADVO, Inc.	639,630
188,200	Clear Channel Communications, Inc. (1)	5,501,086
173,000	Dex Media, Inc. (1)	3,809,460

Number of
Shares		Value ($)

118,200	Omnicom Group, Inc. (1)	9,679,398
45,100	Radio One, Inc., Class D *	568,260
34,100	Saga Communications, Inc., Class A *	470,580
65,100	Sinclair Broadcast Group, Inc., Class A	573,531
695,800	Time Warner, Inc. (1)*	12,106,920
79,100	Tribune Co. (1)	2,861,838
212,900	Univision Communications, Inc., Class A (1)*	5,665,269
384,200	Viacom, Inc., Class B	13,174,218
		55,050,190

Multi-Line Retail—1.95%
330,500	Costco Wholesale Corp. (1)	15,011,310
133,100	Kohl’s Corp. *	6,480,639
		21,491,949

Oil & Gas—2.08%
9,300	Cimarex Energy Co. (1)*	349,959
17,100	Equitable Resources, Inc.	1,086,876
214,300	Exxon Mobil Corp.	12,043,660
194,800	Marathon Oil Corp. (1)	9,445,852
		22,926,347

Personal Products—0.06%
29,900	Nu Skin Enterprises, Inc. (1)	675,441

Pharmaceuticals—7.84%
26,500	Alkermes, Inc. (1)*	307,400
208,400	Allergan, Inc. (1)	16,111,404
237,800	Bristol-Myers Squibb Co.	6,030,608
118,900	Cephalon, Inc. (1)*	5,043,738
16,900	DOV Pharmaceutical, Inc. (1)*	255,190
371,064	Johnson & Johnson	24,898,394
11,500	K-V Pharmaceutical Co., Class A (1)*	228,850
182,200	Medco Health Solutions, Inc. *	9,110,000
560,750	Mylan Laboratories, Inc. (1)	9,252,375
15,500	Trimeris, Inc. *	157,325
15,800	Vicuron Pharmaceuticals, Inc. (1)*	260,384
344,000	Wyeth	14,919,280
		86,574,948

Real Estate—0.18%
11,700	Kilroy Realty Corp. (1)	528,606
13,600	Parkway Properties, Inc.	656,200
27,100	Thornburg Mortgage, Inc. (1)	818,149
		2,002,955

Road & Rail—1.06%
198,800	Burlington Northern Santa Fe, Inc.	9,824,696
15,200	Genesee & Wyoming, Inc., Class A *	424,688
22,400	Landstar System, Inc. *	755,776
12,400	Yellow Roadway Corp. (1)*	654,472
		11,659,632

Semiconductor Equipment & Products—1.03%
388,100	Applied Materials, Inc. (1)*	6,368,721
178,900	Xilinx, Inc. (1)	4,964,475
		11,333,196

Software—3.73%
45,300	Mentor Graphics Corp. *	465,684
920,100	Microsoft Corp.	23,738,580
788,200	Oracle Corp. *	10,104,724
20,200	Reynolds & Reynolds Co., Class A	551,258
253,400	VERITAS Software Corp. (1)*	6,302,058
		41,162,304

Number of
Shares		Value ($)

Specialty Retail—0.71%
16,300	Linens ’n Things, Inc. (1)*	397,231
32,556	Movado Group, Inc.	548,894
230,500	Office Depot, Inc. *	4,545,460
38,400	Party City Corp. *	513,408
18,600	Rent-A-Center, Inc. *	440,076
11,600	School Specialty, Inc. *	454,952
29,700	Sports Authority, Inc. (1)*	950,400
		7,850,421

Wireless Telecommunication Services—2.09%
765,900	Nextel Communications, Inc., Class A (1)*	23,114,862
Total Common Stocks (cost—$696,779,280)		743,480,260

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

U.S. Government Obligations—4.59%
6,445	U.S. Treasury Bonds (1)	05/15/17	8.750	9,203,009
2,475	U.S. Treasury Bonds	08/15/23	6.250	3,049,277
2,395	U.S. Treasury Bonds	05/15/30	6.250	3,064,196
11,815	U.S. Treasury Notes	11/30/06	2.875	11,700,536
10,370	U.S. Treasury Notes (1)	02/28/07	3.375	10,335,572
535	U.S. Treasury Notes	01/15/10	3.625	532,408
12,115	U.S. Treasury Notes (1)	05/15/14	4.750	12,803,096
Total U.S. Government Obligations (cost—$49,551,872)				50,688,094

Mortgage & Agency Debt Securities—12.64%
2,860	Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1	04/25/35	7.500	2,975,913
3,060	Federal Home Loan Mortgage Corporation Certificates	12/15/06	2.875	3,021,784
7	Federal Home Loan Mortgage Corporation Certificates	11/01/07	5.000	7,562
3,120	Federal Home Loan Mortgage Corporation Certificates	06/15/08	3.875	3,122,686
3,875	Federal Home Loan Mortgage Corporation Certificates	01/12/09	3.875	3,841,404
170	Federal Home Loan Mortgage Corporation Certificates	09/15/10	6.875	192,493
3,140	Federal Home Loan Mortgage Corporation Certificates	07/15/12	5.125	3,323,498
8,910	Federal Home Loan Mortgage Corporation Certificates	01/30/14	5.000	8,956,466
27	Federal Home Loan Mortgage Corporation Certificates	09/01/17	5.500	27,794
45	Federal Home Loan Mortgage Corporation Certificates	12/01/17	6.000	46,366
48	Federal Home Loan Mortgage Corporation Certificates	01/01/18	5.500	49,395
42	Federal Home Loan Mortgage Corporation Certificates	04/01/18	5.500	42,664
2,295	Federal Home Loan Mortgage Corporation Certificates	08/01/28	6.500	2,389,156
37	Federal Home Loan Mortgage Corporation Certificates	02/01/29	6.500	38,852
31	Federal Home Loan Mortgage Corporation Certificates	04/01/29	6.500	32,079
13	Federal Home Loan Mortgage Corporation Certificates	10/01/29	6.000	13,813
10	Federal Home Loan Mortgage Corporation Certificates	03/01/32	6.000	10,823
67	Federal Home Loan Mortgage Corporation Certificates	11/01/32	6.500	69,181
82	Federal Home Loan Mortgage Corporation Certificates	10/01/33	6.000	84,393
5,665	Federal National Mortgage Association Certificates	05/15/08	6.000	5,991,128
2,930	Federal National Mortgage Association Certificates	02/01/11	6.250	3,201,526
3,058	Federal National Mortgage Association Certificates	02/01/14	6.000	3,171,949
100	Federal National Mortgage Association Certificates	03/01/17	6.500	104,133
20	Federal National Mortgage Association Certificates	07/01/17	6.000	20,660
7,060	Federal National Mortgage Association Certificates	09/01/17	5.500	7,268,224
9,339	Federal National Mortgage Association Certificates	11/01/17	5.500	9,601,705
4,963	Federal National Mortgage Association Certificates	02/01/19	5.000	5,024,188
6	Federal National Mortgage Association Certificates	06/01/23	6.000	5,740
21	Federal National Mortgage Association Certificates	03/01/29	6.000	21,948
54	Federal National Mortgage Association Certificates	04/01/29	6.500	56,668
7,059	Federal National Mortgage Association Certificates	08/01/29	6.500	7,353,087
3,328	Federal National Mortgage Association Certificates	12/01/29	6.500	3,469,384
22	Federal National Mortgage Association Certificates	05/01/30	6.500	23,041
3,872	Federal National Mortgage Association Certificates	07/01/30	6.500	4,033,491
4,887	Federal National Mortgage Association Certificates	11/01/30	6.500	5,092,650
18	Federal National Mortgage Association Certificates	05/01/31	7.500	19,446
24	Federal National Mortgage Association Certificates	11/01/31	6.500	25,159
2,526	Federal National Mortgage Association Certificates	08/01/32	7.000	2,667,619
42	Federal National Mortgage Association Certificates	02/01/33	7.500	45,379
22	Federal National Mortgage Association Certificates	06/01/33	6.000	22,457
91	Federal National Mortgage Association Certificates	10/01/33	6.000	94,045
3,802	Federal National Mortgage Association Certificates	11/01/33	5.000	3,805,806
3,647	Federal National Mortgage Association Certificates	03/01/34	5.000	3,650,973
6,880	Federal National Mortgage Association Certificates ARM	02/01/35	4.951	6,968,694
77	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000	78,935
50	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000	50,595

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

1,677	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		1,718,113
90	FHLMC REMIC, Series 2532, Class PD	06/15/26	5.500		91,596
3,930	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		4,181,178
2,368	First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1	02/25/35	3.360	‡	2,365,844
9,412	FNMA REMIC, Series 2002-53, Class PD	01/25/32	6.000		9,690,087
6,752	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	4.231	‡	7,094,426
15	Government National Mortgage Association Certificates	04/15/26	7.000		16,448
21	Government National Mortgage Association Certificates	10/15/28	6.500		22,035
5,605	Government National Mortgage Association Certificates	07/15/29	6.000		5,808,765
49	Government National Mortgage Association Certificates	04/15/31	6.500		51,629
10	Government National Mortgage Association Certificates II	11/20/28	6.000		10,436
21	Government National Mortgage Association Certificates II	02/20/29	6.000		22,045
5,226	Government National Mortgage Association Certificates II	02/20/34	6.000		5,404,454
879	GSMPS Mortgage Loan Trust, Series 2001-2, Class A **	06/19/32	7.500		931,925
†† 0	Impac Secured Assets Common Owner Trust, Series 2001-3, Class A2	04/25/31	7.250		45
901	MLCC Mortgage Investors, Inc., Series 2003-D, Class XA1 (2)(7)	08/25/28	1.000	@	11,937
2,032	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC, Class A1	03/25/34	4.940		2,045,107
Total Mortgage & Agency Debt Securities (cost—$139,992,401)					139,581,022

Commercial Mortgage-Backed Securities—3.06%
5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,509,602
484	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class E **	11/15/13	4.590	‡	483,856
880	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class F **	11/15/13	3.604	‡	871,903
1,182	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		1,237,859
11	Greenwich Capital Commercial Funding Corp., Series 2003-FL1, Class A **	07/05/18	3.410	‡	10,875
1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C **	08/03/15	7.730		1,446,291
800	Host Marriott Pool Trust, Series 1999-HMTA, Class D **	08/03/15	7.970		884,217
800	Host Marriott Pool Trust, Series 1999-HMTA, Class E **	08/03/15	8.070		871,801
6,250	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3	01/15/30	6.613		6,563,491
40	JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A1	07/15/31	7.325		41,378
49	LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1	06/15/31	6.410		49,708
2,000	Morgan Stanley Capital I, Series 1997-ALIC, Class D	12/15/07	7.230		2,117,692
13	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1	10/15/33	6.960		13,966
3,502	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.267	‡	3,642,686
5,375	PNC Mortgage Acceptance Corp., Series 2000-C1, Class A2	02/15/10	7.610		6,004,803
4,000	Salomon Brothers Mortgage Securities VII, Series 2003-CDCA, Class C **	02/15/15	3.640	‡	4,024,052
Total Commercial Mortgage-Backed Securities (cost—$34,149,630)					33,774,180

Asset-Backed Securities—1.80%
80	Capital One Multi-Asset Execution Trust, Series 2003-A1, Class A1	01/15/09	3.480	‡	80,251
80	Citibank Omni-S Master Trust, Series 2001-1, Class A	02/15/10	3.270	‡	79,993
3,290	Conseco Finance Securitizations Corp., Series 2000-2, Class A4	12/01/30	8.480		3,386,444
5,000	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		5,056,247
2,683	Conseco Finance Securitizations Corp., Series 2001-1, Class A4	05/01/31	7.620		2,723,733
26	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1 **	06/25/33	3.430	‡	25,933
1,111	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFB, Class A1	06/25/24	4.167	#	1,108,986
1,400	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	4.018	‡	1,403,738
55	Peco Energy Transition Trust, Series 1999-A, Class A7	03/01/09	6.130		57,965
4,500	Permanent Financing PLC, Series 4, Class 2C	06/10/42	3.690	‡	4,522,100
660	Providian Gateway Master Trust, Series 2004-AA, Class C **	03/15/11	3.990	‡	664,845
770	Providian Gateway Master Trust, Series 2004-AA, Class D **	03/15/11	4.940	‡	785,446
21	RAFC Asset-Backed Trust, Series 2001-1, Class A3	11/25/29	5.115		20,551
13	Vanderbilt Mortgage Finance, Series 2000-B, Class IA3	05/07/17	8.255		12,706
Total Asset-Backed Securities (cost—$19,814,245)					19,928,938

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—8.19%
Aerospace & Defense—0.27%
175	Armor Holdings, Inc.	08/15/13	8.250	187,667
150	BE Aerospace, Inc., Series B	05/01/11	8.875	153,000
450	Boeing Capital Corp.	09/27/10	7.375	513,291
650	Bombardier Capital, Inc. **	06/29/06	6.125	653,250
550	Bombardier, Inc. (1)**	05/01/14	6.300	484,000
250	DRS Technologies, Inc.	11/01/13	6.875	255,000
300	Lockheed Martin Corp.	12/01/29	8.500	427,108
250	Sequa Corp.	08/01/09	9.000	271,250
				2,944,566

Agriculture—0.03%
300	American Rock Salt Co. LLC	03/15/14	9.500	303,000

Airlines—0.08%
350	American Airlines (1)	04/01/11	8.608	313,146
151	Continental Airlines, Inc., Series 974B	01/02/17	6.900	117,900
453	Northwest Airlines, Series 2000-1, Class G	04/01/21	8.072	500,762
				931,808
Apparel/Textiles—0.06%
225	Levi Strauss & Co. **	12/15/12	12.250	244,125
100	Levi Strauss & Co.	01/15/15	9.750	97,000
150	Perry Ellis International, Inc., Series B	03/15/09	9.500	156,375
150	Tommy Hilfiger USA, Inc.	06/01/08	6.850	150,750
				648,250

Automobile OEM—0.55%
1,700	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050	1,664,628
580	Ford Motor Co. (1)	07/16/31	7.450	485,037
1,710	Ford Motor Credit Co.	01/12/09	5.800	1,601,129
355	General Motors Acceptance Corp.	09/15/06	6.125	353,761
500	General Motors Acceptance Corp.	08/28/07	6.125	489,012
1,735	General Motors Acceptance Corp.	09/15/11	6.875	1,513,083
				6,106,650

Automotive Parts—0.08%
200	Advanced Accessory Systems (1)	06/15/11	10.750	150,000
300	Cooper Standard Auto **	12/15/14	8.375	249,000
250	Dura Operating Corp., Series B	04/15/12	8.625	225,000
100	Dura Operating Corp., Series D	05/01/09	9.000	70,000
250	Stanadyne Corp.	08/15/14	10.000	225,000
				919,000

Banking-Non-U.S.—0.06%
275	Abbey National PLC	10/26/29	7.950	370,973
325	HSBC Holdings PLC	12/12/12	5.250	337,550
				708,523

Banking-U.S.—0.84%
1,500	Bank of America Corp.	01/15/11	7.400	1,714,257
525	Bank One Corp.	08/01/10	7.875	607,179
825	Citigroup, Inc.	08/27/12	5.625	875,604
1,105	Citigroup, Inc.	09/15/14	5.000	1,126,604
425	CS First Boston, Inc.	01/15/09	3.875	418,994
400	CS First Boston, Inc.	01/15/12	6.500	442,577
1,000	J.P. Morgan Chase & Co.	02/01/11	6.750	1,108,099
300	US Bank, N.A.	08/01/11	6.375	330,823
425	Wachovia Bank N.A.	08/18/10	7.800	493,455
1,625	Washington Mutual, Inc.	01/15/07	5.625	1,661,130
500	Wells Fargo Bank N.A.	02/01/11	6.450	549,816
				9,328,538

Broadcast—0.07%
125	Granite Broadcasting	12/01/10	9.750	114,375
295	News America, Inc.	12/15/34	6.200	304,999
250	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375 #	186,250
150	Nexstar Finance, Inc.	01/15/14	7.000	137,625
				743,249

Brokerage—0.30%
1,375	Goldman Sachs Group, Inc.	01/15/11	6.875	1,528,365
1,575	Morgan Stanley	04/15/11	6.750	1,760,369
				3,288,734

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Building Materials—0.03%
200	Ainsworth Lumber	10/01/12	7.250	188,000
175	Interface, Inc.	02/01/10	10.375	187,250
				375,250

Business Services—0.04%
200	Activant Solutions, Inc.	06/15/11	10.500	210,000
250	Da-Lite Screen Co., Inc.	05/15/11	9.500	260,625
				470,625

Cable—0.29%
150	Charter Communications Holdings	04/01/09	10.000	115,500
350	Charter Communications Operating Capital Corp. **	04/30/14	8.375	350,875
100	Charter Communications Operating LLC **	04/30/12	8.000	100,000
1,275	Comcast Cable Communications, Inc.	01/30/11	6.750	1,407,701
350	CSC Holdings, Inc., Series B	07/15/09	8.125	371,875
250	CSC Holdings, Inc., Series B	04/01/11	7.625	265,000
300	Insight Communications, Inc.	02/15/11	12.250 #	299,250
300	Mediacom Broadband LLC	01/15/13	9.500	297,750
				3,207,951

Chemicals—0.35%
800	Dow Chemical Co.	02/01/11	6.125	873,029
150	Hercules, Inc.	06/30/29	6.500	115,500
675	ICI Wilmington, Inc.	12/01/08	4.375	668,850
200	Methanex Corp.	08/15/12	8.750	228,000
300	Omnova Solutions, Inc.	06/01/10	11.250	312,000
250	Resolution Performance	11/15/10	13.500	270,000
150	Rhodia SA	06/01/10	7.625	144,000
200	Rhodia SA	06/01/10	10.250	213,000
225	Rockwood Specialties Group, Inc.	05/15/11	10.625	240,750
275	Rohm & Haas Co.	07/15/29	7.850	367,509
225	Terra Capital, Inc.	10/15/08	12.875	265,500
163	Terra Capital, Inc.	06/01/10	11.500	184,190
				3,882,328

Commercial Services—0.08%
325	Cendant Corp.	01/15/08	6.250	338,404
250	CIE Generale de Geophysique **	05/15/15	7.500	250,000
300	Technical Olympic USA, Inc.	01/15/15	7.500	274,500
				862,904

Commercial Services & Supplies—0.04%
400	Xerox Capital Trust I	02/01/27	8.000	414,000

Consumer Products—0.04%
150	Amscan Holdings, Inc.	05/01/14	8.750	139,500
175	Gregg Appliances, Inc. **	02/01/13	9.000	158,375
150	Prestige Brands, Inc.	04/15/12	9.250	154,125
				452,000

Consumer Products-NonDurables—0.08%
335	Avon Products, Inc.	11/15/09	7.150	374,723
500	Newell Rubbermaid, Inc.	05/01/10	4.000	484,153
50	Playtex Products, Inc.	06/01/11	9.375	52,375
				911,251

Containers & Packaging—0.16%
275	Anchor Glass Container Corp.	02/15/13	11.000	221,375
250	Berry Plastics	07/15/12	10.750	271,250
175	Constar International	12/01/12	11.000	145,250
500	Crown Cork & Seal, Inc.	04/15/23	8.000	475,000
400	Owens-Illinois, Inc.	05/15/18	7.800	418,000
225	Solo Cup Co.	02/15/14	8.500	216,000
				1,746,875

Diversified Financials—0.02%
250	Bluewater Finance Ltd.	02/15/12	10.250	261,250

Electric Utilities—0.49%
230	American Electric Power Co., Series A	05/15/06	6.125	234,661
475	Calpine Canada Energy Finance (1)	05/01/08	8.500	282,625

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

400	CMS Energy Corp.	10/15/07	9.875	434,000
225	Comstock Resources, Inc.	03/01/12	6.875	221,625
280	Dominion Resources, Inc., Series A	06/15/10	8.125	321,684
125	Edison Mission Energy	08/15/08	10.000	138,750
450	FirstEnergy Corp., Series B	11/15/11	6.450	489,301
425	FPL Group Capital, Inc.	09/15/06	7.625	444,331
200	Midwest Generation LLC	05/01/34	8.750	223,000
600	Pacific Gas & Electric Co.	03/01/34	6.050	659,635
325	Progress Energy, Inc.	10/30/31	7.000	372,185
400	PSEG Power	04/15/11	7.750	461,313
200	Reliant Resources, Inc.	07/15/13	9.500	218,000
213	Southern California Edison	02/15/07	8.000	226,595
100	Texas Genco LLC **	12/15/14	6.875	102,750
515	TXU Energy Co.	03/15/13	7.000	568,257
				5,398,712

Energy—0.15%
595	Devon Financing Corp., U.L.C.	09/30/11	6.875	661,842
550	Dynegy Holdings, Inc.	05/15/18	7.125	495,000
400	Gulfmark Offshore, Inc. **	07/15/14	7.750	409,000
125	Whiting Petroleum Corp.	05/01/12	7.250	125,313
				1,691,155

Energy-Integrated—0.12%
390	Marathon Oil Corp.	03/15/12	6.125	424,362
465	PPL Capital Funding	03/01/09	4.330	460,534
395	PPL Energy Supply LLC, Series A	11/01/11	6.400	432,785
				1,317,681

Entertainment—0.13%
75	Intrawest Corp.	10/15/13	7.500	75,750
575	Time Warner, Inc.	04/15/31	7.625	717,624
425	Viacom, Inc.	05/15/11	6.625	454,874
175	Warner Music Group	04/15/14	7.375	174,125
				1,422,373

Environmental Services—0.03%
300	Waste Management, Inc.	08/01/10	7.375	335,862

Finance-NonCaptive Consumer—0.17%
365	Capital One Financial	06/01/15	5.500	368,058
500	Countrywide Home Loans	05/21/08	3.250	484,686
925	HSBC Finance Corp.	05/15/11	6.750	1,030,584
				1,883,328

Finance-NonCaptive Diversified—0.37%
2,900	General Electric Capital Corp.	06/15/12	6.000	3,154,034
450	General Electric Capital Corp.	03/15/32	6.750	550,922
350	International Lease Finance Corp.	04/01/09	3.500	336,817
				4,041,773

Food—0.17%
300	Ameriqual Group LLC **	04/01/12	9.000	301,500
300	Conagra Foods, Inc.	09/15/11	6.750	333,240
650	Kraft Foods, Inc.	11/01/11	5.625	687,088
250	Land O’Lakes, Inc. (1)	11/15/11	8.750	245,000
125	Merisant Co. **	07/15/13	9.500	91,250
150	Pinnacle Foods Holding Corp.	12/01/13	8.250	128,250
50	Wornick Co.	07/15/11	10.875	50,000
				1,836,328

Food Processors/Beverage/Bottling—0.12%
325	Coors Brewing Co.	05/15/12	6.375	351,384
325	Le-Natures, Inc. **	06/15/13	10.000	334,750
650	Miller Brewing Co. **	08/15/13	5.500	672,476
				1,358,610

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Gaming—0.20%
200	Chukchansi Economic Development Authority **	06/15/09	14.500	244,000
100	Circus & Eldorado	03/01/12	10.125	104,000
325	Harrahs Operating Co., Inc.	01/15/09	7.500	353,088
250	Herbst Gaming, Inc.	06/01/12	8.125	263,750
200	MTR Gaming Group, Inc.	04/01/10	9.750	217,000
250	River Rock Entertainment	11/01/11	9.750	274,063
150	Seneca Gaming Corp.	05/01/12	7.250	151,500
250	Seneca Gaming Corp. **	05/01/12	7.250	252,500
300	Wheeling Island Gaming, Inc.	12/15/09	10.125	318,000
				2,177,901

Healthcare—0.12%
300	Ameripath, Inc.	04/01/13	10.500	303,000
400	McKesson Corp.	02/01/12	7.750	466,140
125	Select Medical Corp. **	02/01/15	7.625	123,437
150	Tenet Healthcare Corp. **	02/01/15	9.250	154,500
250	Universal Hospital Services	11/01/11	10.125	252,500
				1,299,577

Home Builders—0.03%
25	Centex Corp.	06/15/05	9.750	25,042
300	Centex Corp.	02/01/11	7.875	342,037
				367,079

Hotels/Gaming—0.03%
250	Las Vegas Sands Corp. **	02/15/15	6.375	240,625
125	Wynn Las Vegas LLC **	12/01/14	6.625	120,000
				360,625

Industrial-Other—0.04%
350	Aearo Co. I	04/15/12	8.250	339,500
100	Wolverine Tube, Inc. **	08/01/08	7.375	88,000
				427,500

Insurance-Multiline—0.03%
300	Allstate Corp.	12/01/09	7.200	335,457

Insurance-Personal & Casualty—0.09%
525	Hartford Financial Services Group, Inc.	09/01/07	4.700	528,865
425	Marsh & McLennan Cos., Inc.	03/15/12	6.250	446,425
				975,290

Leisure—0.02%
100	Equinox Holdings, Inc.	12/15/09	9.000	103,000
100	Jacobs Entertainment Co.	02/01/09	11.875	107,500
				210,500

Machinery-Agriculture & Construction—0.08%
300	Caterpillar, Inc.	05/01/11	6.550	332,784
450	John Deere Capital Corp.	03/15/12	7.000	514,220
				847,004

Manufacturing-Diversified—0.01%
100	Maax Corp.	06/15/12	9.750	90,250
75	Maax Holdings, Inc. **	12/15/12	11.250 #	36,187
				126,437

Media—0.03%
325	Entravision Communications Corp.	03/15/09	8.125	335,562

Metals & Mining—0.15%
450	AK Steel Corp.	06/15/12	7.750	408,375
325	Alcoa, Inc.	01/15/12	6.000	350,012
375	Anadarko Finance Co., Series B	05/01/31	7.500	468,774

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

200	Century Aluminum Co.	08/15/14	7.500	196,000
200	FastenTech, Inc.	05/01/11	11.500	216,000
				1,639,161

Oil & Gas—0.20%
50	Delta Petroleum Corp. **	04/01/15	7.000	46,000
425	Duke Energy Field Services	08/16/10	7.875	487,588
220	Parker Drilling Co.	10/01/13	9.625	247,500
300	Petroleum Geo-Services	11/05/10	10.000	333,000
210	Pride International, Inc.	07/15/14	7.375	230,475
400	Sempra Energy	03/01/10	7.950	453,341
425	Stone Energy Corp.	12/15/14	6.750	403,750
				2,201,654

Oil Refining—0.08%
255	Giant Industries, Inc.	05/15/12	11.000	286,875
450	Valero Energy Corp.	04/15/32	7.500	537,418
				824,293

Oil Services—0.01%
100	Hornbeck Offshore Services, Series B	12/01/14	6.125	99,750

Paper & Forest Products—0.24%
350	Abitibi-Consolidated Co. Canada	12/15/06	6.950	351,750
200	Buckeye Technologies, Inc.	10/15/10	8.000	190,000
300	Cellu Tissue Holdings, Inc.	03/15/10	9.750	302,250
300	Georgia-Pacific Corp.	05/15/31	8.875	372,750
425	International Paper Co.	09/01/11	6.750	466,096
300	Pliant Corp.	09/01/09	11.125	289,500
200	Port Townsend Paper Corp. **	04/15/11	11.000	194,000
200	Tembec Industries, Inc.	06/30/09	8.625	162,000
300	Weyerhaeuser Co.	03/15/32	7.375	350,215
				2,678,561

Pharmaceuticals—0.06%
325	Bristol-Myers Squibb Co.	10/01/11	5.750	346,885
350	Wyeth	03/15/13	5.500	366,425
				713,310

Publishing—0.18%
250	Advanstar Communications, Inc.	08/15/10	10.750	267,500
325	Block Communications, Inc.	04/15/09	9.250	345,312
250	Cadmus Communications Corp.	06/15/14	8.375	254,062
250	Houghton Mifflin Co.	02/01/11	8.250	260,000
150	Houghton Mifflin Co.	10/15/13	11.500 #	102,750
100	Sheridan Acquisition Corp.	08/15/11	10.250	102,500
300	Vertis, Inc.	06/15/09	10.875	292,500
200	WDAC Subsidiary Corp. **	12/01/14	8.375	185,000
175	WRC Media Corp.	11/15/09	12.750	167,563
				1,977,187

Real Estate Investment Trusts—0.08%
325	Avalonbay Communities	08/01/09	7.500	362,433
475	EOP Operating LP	06/15/28	7.250	544,678
				907,111

Restaurants—0.08%
225	Buffets, Inc.	07/15/10	11.250	222,750
125	El Pollo Loco, Inc.	12/15/09	9.250	125,625
350	Landry’s Restaurants, Inc. **	12/15/14	7.500	325,500
250	Sbarro, Inc. (1)	09/15/09	11.000	242,500
				916,375

Retail—0.15%
275	Great Atlantic & Pacific Tea	04/15/07	7.750	281,188

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

350	Jean Coutu Group PJC, Inc. (1)	08/01/14	8.500		340,375
275	Kroger Co.	04/01/31	7.500		327,144
250	Pantry, Inc.	02/15/14	7.750		251,250
150	Pathmark Stores, Inc. (1)	02/01/12	8.750		146,250
275	Safeway, Inc.	02/01/31	7.250		313,370
					1,659,577

Road & Rail—0.12%
275	Burlington Northern Santa Fe Corp.	05/13/29	7.082		335,880
150	Kansas City Southern	06/15/09	7.500		154,875
800	Union Pacific Corp.	12/01/06	6.700		829,368
					1,320,123

Specialty Purpose Entity—0.07%
325	AAC Group Holding Corp. **	10/01/12	10.250	#	208,000
150	Riddell Bell Holdings, Inc. **	10/01/12	8.375		150,000
400	Valor Telecom Enterprise **	02/15/15	7.750		389,000
					747,000

Technology-Hardware—0.08%
325	Eastman Kodak Co.	06/15/06	6.375		328,847
150	IPC Acquisition Corp.	12/15/09	11.500		162,000
300	Motorola, Inc.	11/15/10	7.625		341,301
					832,148

Technology - Software—0.03%
350	Computer Sciences Corp.	04/15/08	3.500		342,950

Telecommunications—0.18%
575	Bellsouth Corp.	06/15/34	6.550		646,889
50	Dobson Cellular Systems, Inc. **	11/01/12	9.875		51,250
275	MCI, Inc.	05/01/14	8.735		308,000
400	Qwest Communications International, Inc. **	02/15/11	7.250		387,000
75	Qwest Corp. **	09/01/11	7.875		77,813
100	Qwest Services Corp. **	12/15/10	13.500		114,000
350	Telecom Italia Capital	11/15/13	5.250		354,372
					1,939,324

Tobacco—0.07%
325	Altria Group, Inc.	01/15/27	7.750		381,105
300	UST, Inc.	07/15/12	6.625		333,162
					714,267

Transportation Services—0.04%
400	ERAC USA Finance Co. **	01/15/11	8.000		463,397
25	Stena AB	12/01/16	7.000		22,875
					486,272

Wireless Telecommunication Services—0.47%
300	American Cellular Corp., Series B	08/01/11	10.000		292,500
47	AT&T Corp.	11/15/11	9.050	‡	53,991
800	AT&T Corp.	11/15/31	8.750		1,016,000
415	AT&T Wireless Services, Inc.	03/01/31	8.750		576,368
275	Cincinnati Bell, Inc. (1)	01/15/14	8.375		272,250
275	Deutsche Telekom International Finance BV	06/15/30	8.750		373,814
250	France Telecom SA	03/01/31	9.250		347,637
50	Rogers Wireless, Inc.	12/15/12	7.250		53,500
25	Rogers Wireless, Inc.	12/15/12	8.000		26,594
50	Rogers Wireless, Inc.	03/15/15	7.500		53,375
515	Sprint Capital Corp.	03/15/12	8.375		617,627
300	Telus Corp.	06/01/11	8.000		349,903
150	Triton PCS, Inc.	02/01/11	9.375		102,000

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

925	Verizon New York, Inc., Series A	04/01/12	6.875	1,021,049
				5,156,608
Total Corporate Bonds (cost—$90,844,002)				90,411,177

International Government Obligations—0.17%
330	Pemex Project Funding Master Trust	11/15/11	8.000	375,375
1,225	United Mexican States	12/30/19	8.125	1,495,725
Total International Government Obligations (cost—$1,754,709)				1,871,100

Repurchase Agreement—2.18%
24,127	Repurchase Agreement dated 05/31/05 with State Street Bank & Trust Co., collateralized by $4,669,483 U.S. Treasury Bonds, 7.250% to 8.000% due 05/15/16 to 11/15/21 and $18,342,989 U.S. Treasury Notes, 2.750% to 5.875% due 11/15/05 to 06/30/06 (value—$24,609,999); proceeds: $24,128,796 (cost—$24,127,000)	06/01/05	2.680	24,127,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—18.72%
Money Market Funds†—18.72%
1	AIM Liquid Assets Portfolio		2.952	1,124
30	AIM Prime Portfolio		2.945	30,220
12,472	Barclays Prime Money Market Fund		2.941	12,471,513
930	BlackRock Provident Institutional TempFund		2.890	929,714
50	Dreyfus Institutional Cash Advantage Fund		2.890	49,508
6,528	Scudder Money Market Series		2.937	6,528,175
186,828	UBS Private Money Market Fund LLC (6)		2.960	186,828,467
Total Money Market Funds (cost—$206,838,721)				206,838,721
Total Investments (3)(4)(5) (cost—$1,263,851,860)—118.65%				1,310,700,492
Liabilities in excess of other assets—(18.65)%				(206,001,151)
Net Assets—100.00%				1,104,699,341

*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.87% of net assets as of May 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rates shown reflect yield at May 31, 2005.
‡	Floating rate securities. The interest rates shown are the current rates as of May 31, 2005.
††	Amount represents less than $500.
#	Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
@	Annualized yield at date of purchase.
(1)	Security, or portion thereof, was on loan at May 31, 2005.
(2)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(3)

Includes $234,167,139 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $206,838,721, the custodian also held U.S. government and agency obligations having an aggregate value of $35,963,523.

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
30,293	Federal National Mortgage Corp.	02/15/08	5.750	32,150,294
1,800	Federal National Mortgage Corp.	01/15/10	7.250	2,082,742
1,420	U.S. Treasury Bond	02/15/26	6.000	1,730,487
				35,963,523

(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2005 were $78,497,855 and $31,649,223, respectively, resulting in net unrealized appreciation of investments of $46,848,632.

(5)

The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

(6)	Affiliated issuer. See table below for more information.

Security Description	Value at 08/31/04 ($)	Purchases During the Nine Months Ended 05/31/05 ($)	Sales During the Nine Months Ended 05/31/05 ($)	Value at 05/31/05 ($)	Income Earned from Affiliate for the Nine Months Ended 05/31/05 ($)

UBS Private Money Market Fund LLC	105,891,164	1,873,090,637	1,792,153,334	186,828,467	57,613

(7)	The security detailed in the table below, which represents 0.00% of net assets, is considered illiquid and restricted as of May 31, 2005:

Restricted Security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Value ($)	Value as a Percentage of Net Assets (%)
MLCC Mortgage Investors, Inc., Series 2003-D, Class XA1, 1.000%, 08/25/28	09/12/03	14,033	0.00	11,937	0.00

ARM      Adjustable Rate Mortgage – The interest rate shown is the current rate as of May 31, 2005.

OEM      Original Equipment Manufacturer

Issuer Breakdown By Country (unaudited)

Percentage of Portfolio Assets (%)
United States	98.7
United Kingdom	0.5
Panama	0.4
Canada	0.2
Mexico	0.1
France	0.1
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2005.

Item 2.  Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)               The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 27, 2005